Exceptional items (Details)	12 Months Ended
	Jun. 30, 2025 GBP (£) item	Jun. 30, 2024 GBP (£)
Exceptional items
Club restructuring and redundancy costs	£ (19,731,000)
Costs associated with loss of office	(16,895,000)	£ (12,334,000)
Costs related to strategic review and share sale agreement with Trawlers Limited		(34,574,000)
Football League pension scheme deficit (Note 29)	0	(870,000)
Total exceptional items	£ (36,626,000)	£ (47,778,000)
Number of redundancy programs | item	2